COMMITMENTS AND CONTINGENCIES - Additional Information - Other Commitments - Concession (Detail)			12 Months Ended
	Dec. 16, 2022 MOP (MOP$) Table ElectronicGamingMachines	Dec. 16, 2022 USD ($) Table ElectronicGamingMachines	Dec. 31, 2022 MOP (MOP$) Table	Dec. 31, 2022 USD ($) Table	Dec. 16, 2022 USD ($)	Dec. 09, 2022 MOP (MOP$)	Dec. 09, 2022 USD ($)	Sep. 20, 2022 MOP (MOP$)	Sep. 20, 2022 USD ($)
Commitments and Contingencies [Line Items]
Maximum beneficiary amount						MOP$ 1,000,000,000	$ 124,319,000	MOP$ 820,000,000	$ 101,942,000
Gaming table not reserved exclusively for certain kind of games or to certain players [Member]
Commitments and Contingencies [Line Items]
Minimum number of tables			100	100
Variable annual premium per unit			MOP$ 150,000	$ 19,000
Gaming table reserved exclusively for certain kind of games or to certain players [Member]
Commitments and Contingencies [Line Items]
Minimum number of tables			100	100
Variable annual premium per unit			MOP$ 300,000	$ 37,000
Gaming Concession Agreement [Member]
Commitments and Contingencies [Line Items]
Special Premiium	the difference between the amount of the special gaming tax paid by Melco Resorts Macau and the amount that would be paid under the annual minimum set average gross gaming revenue for gaming tables and electronic gaming machines.	the difference between the amount of the special gaming tax paid by Melco Resorts Macau and the amount that would be paid under the annual minimum set average gross gaming revenue for gaming tables and electronic gaming machines.
Minimum amount of registered share capital and net asset that needs to be maintained	MOP$ 5,000,000,000				$ 621,597,000
Minimum percentage of registered share capital that needs to be held by the managing director	15.00%				15.00%
Total committed investment amount including gaming and non-gaming related projects	MOP$ 11,823,700,000	$ 1,469,916,000
Total committed investment amount for non-gaming related projects	10,008,000,000	1,244,189,000
Incremental Investment Trigger	MOP$ 180,000,000,000	$ 22,377,500,000
Percentage of guarantee amount payable yearly to bank	0.03%	0.03%
Concession fee per square meter of the casino to the government for the use of gaming and gaming support areas and equipment and utensils for year 1 to 3	MOP$ 750	$ 100
Concession fee per square meter of the casino to the government for the use of gaming and gaming support areas and equipment and utensils for year 4 to 10	2,500	300
Fixed annual premium	MOP$ 30,000,000	$ 3,730,000
Gaming Concession Agreement [Member] | Gaming Table [Member]
Commitments and Contingencies [Line Items]
Minimum number of tables	500	500
The annual minimum amount of average gross gaming revenue that needs to be reached otherwise triggers a special premium	MOP$ 7,000,000	$ 870,000
Gaming Concession Agreement [Member] | Urban Development, Touristic Promotion and Social Security [Member]
Commitments and Contingencies [Line Items]
Percentage of contributions of gross gaming revenue on a monthly basis	3.00%	3.00%
Gaming Concession Agreement [Member] | Public Fund [Member]
Commitments and Contingencies [Line Items]
Percentage of contributions of gross gaming revenue on a monthly basis	2.00%	2.00%
Gaming Concession Agreement [Member] | Electronic Gaming Machine [Member]
Commitments and Contingencies [Line Items]
Minimum number of electronic gaming machines | ElectronicGamingMachines	1,000	1,000
The annual minimum amount of average gross gaming revenue that needs to be reached otherwise triggers a special premium	MOP$ 300,000	$ 37,000
Variable annual premium per unit	1,000	100
Gaming Concession Agreement [Member] | Gaming table not reserved exclusively for certain kind of games or to certain players [Member]
Commitments and Contingencies [Line Items]
Variable annual premium per unit	150,000	19,000
Gaming Concession Agreement [Member] | Gaming table reserved exclusively for certain kind of games or to certain players [Member]
Commitments and Contingencies [Line Items]
Variable annual premium per unit	MOP$ 300,000	$ 37,000
Gaming Concession Agreement [Member] | Special gaming tax [Member]
Commitments and Contingencies [Line Items]
Percentage of gross gaming revenues on a monthly basis	35.00%	35.00%
Gaming Concession Agreement [Member] | Incremental investment trigger year one to five [Member]
Commitments and Contingencies [Line Items]
Incremental non-gaming investment in case the Incremental Investment Trigger is reached	MOP$ 2,003,000,000	$ 249,012,000
The percentage of the initial committed non-gaming investment as incremental non-gaming investment in case the Incremental Investment Trigger is reached	20.00%	20.00%
Gaming Concession Agreement [Member] | Incremental investment trigger year six [Member]
Commitments and Contingencies [Line Items]
The percentage of the initial committed non-gaming investment as incremental non-gaming investment in case the Incremental Investment Trigger is reached	16.00%	16.00%
Gaming Concession Agreement [Member] | Incremental investment trigger year seven [Member]
Commitments and Contingencies [Line Items]
The percentage of the initial committed non-gaming investment as incremental non-gaming investment in case the Incremental Investment Trigger is reached	12.00%	12.00%
Gaming Concession Agreement [Member] | Incremental investment trigger year eight [Member]
Commitments and Contingencies [Line Items]
The percentage of the initial committed non-gaming investment as incremental non-gaming investment in case the Incremental Investment Trigger is reached	8.00%	8.00%
Gaming Concession Agreement [Member] | Incremental investment trigger year nine [Member]
Commitments and Contingencies [Line Items]
The percentage of the initial committed non-gaming investment as incremental non-gaming investment in case the Incremental Investment Trigger is reached	4.00%	4.00%
Gaming Concession Agreement [Member] | Incremental investment trigger year ten [Member]
Commitments and Contingencies [Line Items]
The percentage of the initial committed non-gaming investment as incremental non-gaming investment in case the Incremental Investment Trigger is reached
Gaming Concession Agreement [Member] | Guarantee until the 180th day after the earlier of the expiration and termination of the gaming concession [Member]
Commitments and Contingencies [Line Items]
Maximum beneficiary amount	MOP$ 1,000,000,000				$ 124,319,000